Other liabilities (Schedule of other current liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Environmental and other provisions	$ 41,017	$ 33,675
Pension liability	10,472	13,552
Other employee benefits	3,530	3,154
Unearned revenue	7,983	1,590
Other liabilities	$ 63,002	$ 51,971